UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2009

Check here if Amendment [  ];  Amendment Number:

This Amendment :		[	] is a restatement
  (Check only one.)		[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:					Piedra Capital, Ltd.
Address:					3355 West Alabama
					Suite 980
					Houston, TX 77098

13F File Number:  028-05713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:					S. Peter Hidalgo, II
Title:					Principal
Phone:					713-622-7625
Signature, Place and Date of Signing:

S. PETER HIDALGO, II	HOUSTON, TEXAS		January 20, 2010

Report Type (Check only one):

[  XX  ]				   13F HOLDINGS REPORT
[      ]				   13F NOTICE
[      ]				   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  0


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		41
Form 13F Information Table Value Total:		$53,487

List of Other Managers:

No.  13F File Number	Name

      None

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                    Title of                  VALUE                     PUT/ INVESTMEN   OTHER   VOTING AUTHORITY
     Security        Class       CUSIP        (000)      SHARES    SH/  CALL DISCRETIO MANAGERS      SOLE     SHARED     NONE
Activision Blizzard   COM      00507V109          $133       12000 SH          SOLE      None          12000         0          0
Airgas Inc            COM      009363102        $1,623       34066 SH          SOLE      None          33036         0       1030
Allergan Inc          COM      018490102          $840       13339 SH          SOLE      None          12847         0        492
Apollo Group Inc      COM      037604105        $1,816       29980 SH          SOLE      None          29190         0        790
Assurant Inc          COM      04621X108        $1,364       46255 SH          SOLE      None          44635         0       1620
Autodesk Inc          COM      052769106        $1,024       40310 SH          SOLE      None          39250         0       1060
BB&T Corporation      COM      054937107        $1,228       48410 SH          SOLE      None          47040         0       1370
CSX Corp              COM      126408103        $1,513       31200 SH          SOLE      None          30430         0        770
Cullen/Frost Banker   COM      229899109        $1,401       28030 SH          SOLE      None          27320         0        710
Express Scripts       COM      302182100        $2,051       23730 SH          SOLE      None           23080        0        650
FTI Consulting Inc    COM      302941109          $888       18830 SH          SOLE      None           18400        0        430
Fidelity National I   COM      31620M106        $1,311       55920 SH          SOLE      None           53700        0       2220
Harley Davidson Inc            412822108        $1,431       56780 SH          SOLE      None           55080        0       1700
Hewlett-Packard Co    COM      428236103          $210        4080 SH          SOLE      None            4080        0          0
Hologic Inc           COM      436440101          $808       55735 SH          SOLE      None           54099        0       1636
IDEXX Laboratories    COM      45168D104        $1,127       21090 SH          SOLE      None           20460        0        630
ITT Industries Inc    COM      450911102        $1,191       23950 SH          SOLE      None           23290        0        660
Inverness Medical I   COM      46126P106        $1,647       39670 SH          SOLE      None           38310        0       1360
Kansas City Souther   COM      485170302        $3,075       92360 SH          SOLE      None           89670        0       2690
Key Energy Services   COM      492914106        $2,357      268129 SH          SOLE      None          259859        0       8270
Kinder Morgan Energ   COM      494550106          $254        4160 SH          SOLE      None            4160        0          0
Kirby Corporation     COM      497266106        $1,334       38293 SH          SOLE      None           37233        0       1060
Lincare Holdings In   COM      532791100        $2,255       60730 SH          SOLE      None           59100        0       1630
Midcap Spyders        COM      595635109          $248        1880 SH          SOLE      None            1880        0          0
NII Holdings Inc      COM      62913F201        $2,694       80220 SH          SOLE      None           77740        0       2480
New York Community    COM      649445103        $2,118      145950 SH          SOLE      None          141520        0       4430
Oceaneering Intl In   COM      675232102        $1,253       21410 SH          SOLE      None           20810        0        600
O'Reilly Automotive   COM      686091109          $857       22490 SH          SOLE      None           21750        0        740
Peabody Energy Corp   COM      704549104        $1,556       34410 SH          SOLE      None           33670        0        740
Resmed Inc            COM      760975102        $1,491       28520 SH          SOLE      None           27600        0        920
SPX Corporation       COM      784635104        $1,637       29930 SH          SOLE      None           29040        0        890
St Jude Medical Inc   COM      790849103        $1,066       28970 SH          SOLE      None           28150        0        820
Stericycle Inc        COM      858912108        $1,761       31920 SH          SOLE      None           30960        0        960
Superior Energy Ser   COM      868157108        $1,606       66105 SH          SOLE      None           64285        0       1820
Sysco Corp            COM      871829107          $202        7230 SH          SOLE      None            7230        0          0
Tractor Supply Comp   COM      892356106        $1,350       25480 SH          SOLE      None           24860        0        620
Tyco International    COM      902124106          $231        6480 SH          SOLE      None            6480        0          0
Verisign Inc          COM      92343E102        $1,932       79695 SH          SOLE      None           77495        0       2200
Weatherford Interna   COM      G95089101        $1,300       72595 SH          SOLE      None           70425        0       2170
Zimmer Holdings Inc   COM      98956P102          $235        3980 SH          SOLE      None            3980        0          0
Zions Bancorporatio   COM      989701107        $1,069       83300 SH          SOLE      None           80750        0       2550
TOTAL PORTFOLIO                                $53,487     1817612 SH                                 1764894        0      52718


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